`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     February 10, 2004

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	67

Form 13F Information Table Value Total:	224,264

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp AT&T Wireless Group  COM              00209A106      111    13831 SH       SOLE                                      13831
American Intl Group Com        COM              026874107     5942    89643 SH       SOLE                                      89643
Amgen Inc                      COM              031162100     3810    61668 SH       SOLE                                      61668
Automatic Data Process Com     COM              053015103     4079   102974 SH       SOLE                                     102974
BP Amoco P L C Sponsored Adr   COM              055622104      330     6692 SH       SOLE                                       6692
Bank Of America Corp New       COM              060505104      654     8133 SH       SOLE                                       8133
Barnesandnoble.com Inc         COM              067846105       29    10000 SH       SOLE                                      10000
Bell South Corp NFSC           COM              079860102     1850    65375 SH       SOLE                                      65375
Berkshire Hathaway Inc Del Cl  COM              084670108     1853       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    13954     4957 SH       SOLE                                       4957
Bluegreen Corp                 COM              096231105      187    30000 SH       SOLE                                      30000
CDT Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Capital Crossing Bk Com        COM              140071101      210     4440 SH       SOLE                                       4440
Cardinal Health Inc Com        COM              14149Y108     7096   116022 SH       SOLE                                     116022
Cendant Corp                   COM              151313103      427    19160 SH       SOLE                                      19160
ChevronTexaco Corp Com         COM              166764100    10577   122432 SH       SOLE                                     122432
Cisco Sys Inc                  COM              17275R102    12001   495315 SH       SOLE                                     495315
Coca-Cola                      COM              191216100     6764   133274 SH       SOLE                                     133274
Colgate Palmolive              COM              194162103      219     4366 SH       SOLE                                       4366
Comcast Corp New Cl A          COM              20030N101      358    10909 SH       SOLE                                      10909
Dell Computer                  COM              247025109     8786   258561 SH       SOLE                                     258561
Du Pont E I De Nemours Com     COM              263534109      449     9782 SH       SOLE                                       9782
E M C Corp Mass Com            COM              268648102     1001    77450 SH       SOLE                                      77450
Eli Lilly & Co.                COM              532457108     1950    27723 SH       SOLE                                      27723
Ericsson L M Tel Co Adr Cl B S COM              294821608     2272   128337 SH       SOLE                                     128337
Exxon Mobil Corp Com           COM              30231G102    13211   322212 SH       SOLE                                     322212
Fidelity Comwlth Tr Ndq Cp Idx COM              315902808      254     3180 SH       SOLE                                       3180
First Data Corp Com            COM              319963104      218     5298 SH       SOLE                                       5298
Fulton Finl Corp PA Com        COM              360271100      374    17078 SH       SOLE                                      17078
GB Hldgs Inc Com               COM              36150A109       33    10799 SH       SOLE                                      10799
General Dynamics Corp Com      COM              369550108     4841    53555 SH       SOLE                                      53555
General Electric Co            COM              369604103     7216   232911 SH       SOLE                                     232911
Home Depot                     COM              437076102     8562   241262 SH       SOLE                                     241262
Honeywell Intl Inc             COM              438516106      365    10913 SH       SOLE                                      10913
IShares Tr S&P Midcap Value    COM              464287705     1101     9975 SH       SOLE                                       9975
Intel                          COM              458140100    15809   493273 SH       SOLE                                     493273
International Business Machine COM              459200101      538     5800 SH       SOLE                                       5800
Johnson & Johnson              COM              478160104     4061    78605 SH       SOLE                                      78605
Juniper Networks Inc Com       COM              48203R104      187    10000 SH       SOLE                                      10000
Lockheed Martin Corp Com       COM              539830109      833    16214 SH       SOLE                                      16214
Lowes Cos Inc Com              COM              548661107      333     6005 SH       SOLE                                       6005
Lucent Technologies Com        COM              549463107       40    13944 SH       SOLE                                      13944
MBIA Inc                       COM              55262C100     4906    82825 SH       SOLE                                      82825
MBNA Corp Com                  COM              55262L100     6980   280890 SH       SOLE                                     280890
McDonalds                      COM              580135101     3729   150169 SH       SOLE                                     150169
Medco Health Solutions Com     COM              58405U102      467    13727 SH       SOLE                                      13727
Medtronic                      COM              585055106      272     5599 SH       SOLE                                       5599
Merck & Co, Inc.               COM              589331107     5290   114505 SH       SOLE                                     114505
Microsoft                      COM              594918104     7947   290353 SH       SOLE                                     290353
Nasdaq 100 Tr Unit Ser 1       COM              631100104      307     8417 SH       SOLE                                       8417
Nokia Corp Sponsored Adr       COM              654902204      394    23195 SH       SOLE                                      23195
Nortel Networks Corp New       COM              656568102      206    48600 SH       SOLE                                      48600
Northrop Grumman Corp Com      COM              666807102     1670    17466 SH       SOLE                                      17466
Nuveen Mun Value Fd Com        COM              670928100      102    10995 SH       SOLE                                      10995
Oracle Corp Com                COM              68389X105     8375   633015 SH       SOLE                                     633015
Pfizer                         COM              717081103    11096   314055 SH       SOLE                                     314055
Proctor & Gamble               COM              742718109     6070    60772 SH       SOLE                                      60772
Raytheon Co Com New            COM              755111507      202     6712 SH       SOLE                                       6712
SBC Communications Inc         COM              78387G103     2644   101411 SH       SOLE                                     101411
SLM Corp                       COM              78442P106     7395   196268 SH       SOLE                                     196268
Student Loan Corp              COM              863902102     8418    57660 SH       SOLE                                      57660
Teco Energy Inc.               COM              872375100     1291    89595 SH       SOLE                                      89595
United Healthcare Corp Com     COM              910581107     1002    17218 SH       SOLE                                      17218
Verizon Communications Com     COM              92343V104      758    21597 SH       SOLE                                      21597
Wal-mart Stores Inc            COM              931142103      518     9770 SH       SOLE                                       9770
Walt Disney Co                 COM              254687106     1127    48291 SH       SOLE                                      48291
La Quinta Pptys Inc Paired Ctf                  50419U202      213    33209 SH       SOLE                                      33209